Acquisitions (Haverhill and Middletown) (Details) (USD $)	3 Months Ended								12 Months Ended			0 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 09, 2014	Jan. 23, 2013	Apr. 30, 2014	May 08, 2014
Business Acquisition [Line Items]
Adjustments to equity related to the acquisition									$ (338,000,000)
Proceeds from issuance of common units, net of offering costs									90,500,000	231,800,000	0
Term loan	399,000,000				183,200,000				399,000,000	183,200,000
Net income attributable to SunCoke Energy Partners L.P.	21,400,000	20,200,000	1,200,000	13,200,000	17,300,000	13,700,000	15,800,000	11,800,000	71,800,000	83,400,000
Noncontrolling Interest
Business Acquisition [Line Items]
Adjustments to equity related to the acquisition									(171,300,000)
Common Units
Business Acquisition [Line Items]
Proceeds from issuance of private placement									1,800,000
General Partner
Business Acquisition [Line Items]
Adjustments to equity related to the acquisition									(2,900,000)
Haverhill Coke Company LLC and Middletown Coke Company LLC
Business Acquisition [Line Items]
Percentage interest owned (as a percent)												33.00%
Consideration transferred to acquire business												365,000,000
Consideration retained for anticipated remediation cost												7,000,000
Proceeds from issuance of private placement												263,100,000
Net income attributable to SunCoke Energy Partners L.P.									56,000,000
Adjustments to equity related to the acquisition									(170,100,000)
Change from net income attributable to SunCoke Energy Partners, L.P. and transfers to noncontrolling interest									(114,100,000)
Haverhill Coke Company LLC and Middletown Coke Company LLC | Revolving Credit Facility
Business Acquisition [Line Items]
Increase in line of credit availability												100,000,000
Credit facility available	250,000,000								250,000,000			250,000,000
Haverhill Coke Company LLC and Middletown Coke Company LLC | Senior Notes, Due 2020
Business Acquisition [Line Items]
Term loan												250,000,000
Interest rate on partnership notes (as a percent)												7.375%
Debt issuance cost												4,900,000
Debt issuance cost immediately expensed												900,000	800,000
Proceeds to fund interest												5,000,000
Haverhill Coke Company LLC and Middletown Coke Company LLC | Line of Credit | Revolving Credit Facility
Business Acquisition [Line Items]
Line of Credit Amendment Fee												1,800,000
Haverhill Coke Company LLC and Middletown Coke Company LLC | Sun Coal & Coke
Business Acquisition [Line Items]
Percent interest acquired, subsequent additions (as a percent)												2.00%			35.00%
Haverhill Coke Company LLC and Middletown Coke Company LLC | SunCoke Energy Inc
Business Acquisition [Line Items]
Cash paid to SunCoke												3,400,000
Financing of acquisition, borrowings												271,300,000
Estimated market premium												11,400,000
Haverhill Coke Company LLC and Middletown Coke Company LLC | SunCoke Energy Inc | Senior Notes, Due 2020
Business Acquisition [Line Items]
Financing of acquisition, borrowings												160,000,000
Haverhill Coke Company LLC and Middletown Coke Company LLC | Common Units
Business Acquisition [Line Items]
Private placement equity issued (in shares)												2,700,000
Private placement equity issued												80,000,000
Proceeds from issuance of common units, net of offering costs														88,700,000
Common units issued during the period (in shares)														3,200,000
Haverhill Coke Company LLC and Middletown Coke Company LLC | General Partner
Business Acquisition [Line Items]
Private placement equity issued												$ 3,300,000